Supplementary information on oil and gas activities (unaudited) - Summary of standardized measure of discounted future cash flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Standardized measure of discounted future net cash flows		$ 4,032	$ 3,390	$ 3,241	$ 1,512
Argentina [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred [Line Items]
Future cash inflows	[1]	23,298	18,771	16,118
Future production costs	[1]	(6,956)	(5,573)	(4,634)
Future development and abandonment costs	[1]	(4,244)	(3,198)	(2,142)
Future income tax	[1]	(4,249)	(3,477)	(3,009)
Discounted future net cash flows	[1]	7,849	6,523	6,333
10% annual discount	[1]	(3,817)	(3,133)	(3,092)
Standardized measure of discounted future net cash flows	[1]	$ 4,032	$ 3,390	$ 3,241

[1]	Amounts expressed in millions of US Dollars (“MM USD”).